CAPITAL STOCK - Disclosure of share-based payment arrangements (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	$ 2,423	$ 1,821
Fair value of stock options vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	1,676
Shares issued for services [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments		267
RSU's vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	157	164
Share based compensation [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	407
Share based compensation settled in cash [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	183
Fair value of stock options granted [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments		1,390
General and Administrative Expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	1,245	1,032
General and Administrative Expenses [Member] | Fair value of stock options vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	832
General and Administrative Expenses [Member] | Shares issued for services [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments		100
General and Administrative Expenses [Member] | RSU's vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	157	164
General and Administrative Expenses [Member] | Share based compensation [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	179
General and Administrative Expenses [Member] | Share based compensation settled in cash [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	77
General and Administrative Expenses [Member] | Fair value of stock options granted [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments		768
Project And Royalty Generation Costs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	1,178
Project And Royalty Generation Costs [Member] | Fair value of stock options vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	844
Project And Royalty Generation Costs [Member] | RSU's vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	0
Project And Royalty Generation Costs [Member] | Share based compensation [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	228
Project And Royalty Generation Costs [Member] | Share based compensation settled in cash [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	$ 106
Exploration Expenditures [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments		789
Exploration Expenditures [Member] | Shares issued for services [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments		167
Exploration Expenditures [Member] | RSU's vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments		0
Exploration Expenditures [Member] | Fair value of stock options granted [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments		$ 622